UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-10041

                           JNL Investors Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                            Steven J. Fredricks, Esq.
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   October 31

Date of Reporting Period:  May 1, 2006 - July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

JNL INVESTORS SERIES TRUST (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JULY 31, 2006

JNL MONEY MARKET FUND

ASSET BACKED AND NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 4.8%
ASSET BACKED SECURITIES - 4.8%                                                                       PAR           VALUE
OTHER ASSET BACKED SECURITIES - 4.8%
  Holmes Financial Plc, 5.40%, 07/15/07 (b) (c)                                                     $925            $925
  Holmes Financing Plc, 4.16%, 12/15/06 (b)                                                        2,700           2,700
  Interstar Millenium Trust, 5.16%, 07/27/07 (b) (c)                                               2,080           2,080
  Mound Financing Plc, 5.11%, 05/08/07 (b) (c)                                                     1,250           1,250
  Permanent Financing Plc, 4.75%, 03/10/07 (b) (c)                                                 3,760           3,760


  Total Asset Backed and Non-U.S. Government Mortgage-Backed Securities (cost $10,715)                            10,715

CORPORATE BONDS AND NOTES - 1.3%
FINANCIALS - 1.3%
SAVINGS & LOANS - 1.3%
  AmSouth Bank NA, 4.94%, 06/27/07 (b)                                                             3,000           3,002

  Total Corporate Bonds and Notes (cost $3,002)                                                                    3,002

SHORT TERM INVESTMENTS - 92.6%
CERTIFICATES OF DEPOSIT - 24.6%
  American Express Co., 5.33%, 08/28/06                                                            5,750           5,750
  ANZ Delaware Inc., 4.81%, 01/29/07                                                               4,000           4,000
  Bank of America Corp., 5.21%, 04/19/07                                                           3,500           3,500
  Barclays Bank, 5.51%, 06/18/07                                                                   3,500           3,500
  BNP Paribas, 5.33%, 04/30/07                                                                     3,500           3,500
  Credit Suisse New York, 4.78%, 01/24/07                                                          4,000           4,000
  Deutsche Bank Securities Inc., 4.94%, 02/06/07                                                   3,500           3,500
  Fortis Bank, 5.69%, 07/23/07                                                                     2,250           2,250
  HBOS Plc, 4.81%, 12/07/06                                                                        3,500           3,500
  HBOS Treasury Services Plc, 4.84%, 01/30/07                                                      3,000           3,000
  Royal Bank of Scotland Plc, 4.79%, 01/18/07                                                      2,825           2,825
  Societe Generale, 5.67%, 07/23/07                                                                2,250           2,250
  Svenska Handelsbanken, 4.80%, 12/27/06                                                           3,750           3,750
  Wells Fargo Bank Co., 5.09%, 03/29/07                                                            4,500           4,500
  Wilmington Trust Corp., 5.19%, 10/13/06                                                          5,000           5,000
                                                                                                                  54,825
COMMERCIAL PAPER - 41.0%
  Cargill Global Funding Plc, 5.28%, 08/07/06                                                      4,000           3,996
  Ciesco Suisse LP, 5.32%, 08/16/06                                                                2,000           1,996
  Clipper Receivables Corp., 5.30%, 08/11/06                                                       5,000           4,993
  CRD Funding LLC, 5.41%, 09/12/06                                                                 4,000           3,975
  Fairway Finance Corp., 5.30%, 08/07/06                                                           4,200           4,196
  Falcon Asset Securitization, 5.36%, 08/24/06                                                     4,000           3,986
  Galaxy Funding Inc., 5.41%, 09/19/06                                                             3,300           3,276
  General Electric Capital Corp., 5.36%, 09/05/06                                                  6,000           5,969
  Greyhawk Funding LLC, 5.34%, 08/18/06                                                            4,500           4,489
  International Lease Finance, 5.26%, 08/07/06                                                     4,000           3,997
  Jupiter Capital Ltd., 5.30%, 08/09/06                                                            4,000           3,995
  Merrill Lynch Co. Inc., 5.26%, 08/02/06                                                          5,000           4,999
  Metlife Funding Inc., 5.32%, 08/18/06                                                            2,000           1,995
  Morgan Stanley, 5.28%, 08/07/06                                                                  5,000           4,996
  National Rural Utilities Finance Corp., 5.34%, 08/22/06                                          6,000           5,981
  Old Line Funding, 5.36%, 08/22/06                                                                4,000           3,988
  Park Avenue Bank, 5.34%, 08/18/06                                                                4,500           4,489
  Schlumberger Finance, 5.27%, 08/07/06                                                            4,095           4,091
  Sheffield Receivables, 5.32%, 08/14/06                                                           4,600           4,591
  Thunder Bay Funding LLC, 5.30%, 08/07/06                                                         2,263           2,261
  Variable Funding, 5.30%, 08/09/06                                                                4,000           3,995
  Windmill Funding I Inc., 5.28%, 08/01/06                                                         4,800           4,800
                                                                                                                  91,054
DEMAND NOTES - 3.1%
  Metlife Inc. Funding Agreement, 5.21%, 05/01/07 (b)                                              3,200           3,200
  National City Bank of Indiana, 5.30%, 08/01/06 (b)                                               3,750           3,750

                                                                                                                   6,950



MONEY MARKET FUNDS - 0.0%
  Dreyfus Cash Management Plus Fund, 5.18% (a)                                                        97              97


REPURCHASE AGREEMENTS - 25.6%

Repurchase Agreement with Bank of America Securities,  5.28%  (Collateralized by
     $12,152 Federal Home Loan Mortgage Corporation, 5.00%, due 04/01/36, market value $11,377 and $23,062 Federal National Mortgage Association, 5.50%, due
     11/01/35,  market  value  $21,263)  acquired on  07/31/06,  due 08/01/06 at
     $32,005                                                                                     $32,000          32,000

Repurchase Agreement with UBS Securities LLC, 5.28%  (Collateralized  by $20,000
     Federal National Mortgage  Association,  5.00%, due 12/01/33,  market value
     $14,662  and $4,630  Federal  National  Mortgage  Association,  5.50%,  due
     04/01/34,   market  value  $3,372  and  $8,945  Federal  National  Mortgage
     Association,   5.00%,  due  07/01/20,  market  value  $7,568)  acquired  on
     07/31/06, due 08/01/06 at $25,104

                                                                                                 $25,100          25,100
                                                                                                                  57,100

  Total Short Term Investments (cost $206,276)                                                                   206,276

TOTAL INVESTMENTS - 100.4% (COST $223,743)                                                                       223,743
------------------------------------------

OTHER ASSETS AND LIABILITIES, NET - (0.4%)                                                                          (932)
------------------------------------------

TOTAL NET ASSETS - 100%                                                                                         $222,811
-----------------------



NOTES TO THE SCHEDULE OF INVESTMENTS

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of July 31, 2006.

(b)  Variable rate security. Rate stated is in effect as of July 31, 2006.

(c) Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of July 31, 2006, the value, in thousands, of 144A securities is $8,015 and represents 3.6% of net assets.


INCOME TAX INFORMATION

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $223,743.


SECURITY VALUATION - Pursuant to Rule 2a-7 of the 1940 Act, securities in money market funds are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Fund will use Board approved pricing and valuation procedures to determine a security's fair value. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc.


For  additional   information  on  the  Fund's  policy  regarding  valuation  of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual report.


ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

          Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust


By:          /s/ Robert A. Fritts
             Robert A. Fritts
             President and Chief Executive Officer

Date:        September 22, 2006


By:          /s/ Mark D. Nerud
             Mark D. Nerud
             Vice President, Treasurer and Chief Financial Officer

Date:        September 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:          /s/ Robert A. Fritts
             Robert A. Fritts
             President and Chief Executive Officer

Date:        September 22, 2006


By:          /s/ Mark D. Nerud
             Mark D. Nerud
             Vice President, Treasurer and Chief Financial Officer

Date:        September 22, 2006